Income Taxes - Schedule of Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Taxes at statutory rate	$ 19,778	$ (31,006)	$ (74,667)
Increase (decrease) in taxes resulting from:
State income taxes-net of federal benefit	(4,265)	(22)	(2,548)
Taxes on non U.S. earnings	3,632	16,601	191
Valuation allowance	20,295	43,866	3,836
U.S. Branch Income	(1,216)	3,226	2,037
Noncontrolling interest	4,284	1,002	0
Research and manufacturing incentive deductions and credits	(26,396)	(41,387)	(29,416)
Stock compensation	2,153	13,294	18,661
GILTI and FDII	13,631	(629)	(7,195)
Uncertain Tax Positions	6,814	3,301	(3,450)
Notional Interest	(10,174)	(2,521)	(7,896)
Assets held-for-sale	36,895	0	0
Other	(1,307)	5,392	4,347
Total Income Tax Expense (Benefit)	$ 64,124	$ 11,117	$ (96,100)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Taxes at statutory rate	21.00%	21.00%	21.00%
Increase (decrease) in taxes resulting from:
State income taxes-net of federal benefit	(5.00%)	0.00%	1.00%
Taxes on non U.S. earnings	4.00%	(11.00%)	0.00%
Valuation allowance	22.00%	(30.00%)	(1.00%)
U.S. Branch Income	(1.00%)	(2.00%)	(1.00%)
Noncontrolling interest	4.00%	(1.00%)	0.00%
Research and manufacturing incentive deductions and credits	(28.00%)	28.00%	8.00%
Stock compensation	2.00%	(9.00%)	(5.00%)
GILTI and FDII	15.00%	0.00%	2.00%
Uncertain Tax Positions	7.00%	(2.00%)	1.00%
Notional Interest	(11.00%)	2.00%	2.00%
Assets held-for-sale	39.00%	0.00%	0.00%
Other	(1.00%)	(4.00%)	(1.00%)
Total Income Tax Expense (Benefit)	68.00%	(8.00%)	27.00%